American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2021

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.1%
Focused Dynamic Growth Fund G Class	555,777	36,420,042
NT Disciplined Growth Fund G Class	1,949,448	35,207,024
NT Equity Growth Fund G Class	5,460,422	75,408,431
NT Focused Large Cap Value Fund G Class	13,422,219	180,260,402
NT Growth Fund G Class	4,211,128	108,773,443
NT Heritage Fund G Class	4,832,604	87,760,081
NT Mid Cap Value Fund G Class	7,477,085	113,576,920
Small Cap Growth Fund G Class	782,508	23,107,454
Small Cap Value Fund G Class	2,015,294	23,296,798
Sustainable Equity Fund G Class	2,903,302	140,926,259
		824,736,854
Domestic Fixed Income Funds — 25.2%
Inflation-Adjusted Bond Fund G Class	4,742,784	62,415,035
NT Diversified Bond Fund G Class	26,574,648	298,433,296
NT High Income Fund G Class	7,544,848	75,373,034
Short Duration Fund G Class	851,045	8,884,910
Short Duration Inflation Protection Bond Fund G Class	504,233	5,723,043
		450,829,318
International Equity Funds — 19.2%
Non-U.S. Intrinsic Value Fund G Class	4,042,542	42,567,963
NT Emerging Markets Fund G Class	4,932,808	73,005,557
NT Global Real Estate Fund G Class	2,517,396	34,337,281
NT International Growth Fund G Class	6,166,464	97,491,798
NT International Small-Mid Cap Fund G Class	2,092,473	34,232,851
NT International Value Fund G Class	5,732,125	60,817,850
		342,453,300
International Fixed Income Funds — 9.5%
Emerging Markets Debt Fund G Class	4,257,761	44,578,756
Global Bond Fund G Class	11,606,778	121,639,038
International Bond Fund G Class	318,359	4,320,126
		170,537,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,333,898,832)		1,788,557,392
OTHER ASSETS AND LIABILITIES†		(5,561)
TOTAL NET ASSETS — 100.0%		$1,788,551,831

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$37,118	$858	$1,716	$160	$36,420	556	$1,901	—
NT Disciplined Growth Fund	34,661	587	1,619	1,578	35,207	1,949	334	—
NT Equity Growth Fund	74,231	2,377	3,458	2,258	75,408	5,460	839	$261
NT Focused Large Cap Value Fund	178,545	5,979	5,280	1,016	180,260	13,422	861	1,006
NT Growth Fund	106,397	3,218	4,845	4,003	108,773	4,211	3,018	—
NT Heritage Fund	86,573	2,603	2,716	1,300	87,760	4,833	1,652	—
NT Mid Cap Value Fund	112,236	3,335	3,709	1,715	113,577	7,477	362	639
Small Cap Growth Fund	22,203	289	488	1,104	23,108	783	126	—
Small Cap Value Fund	23,112	512	608	281	23,297	2,015	241	81
Sustainable Equity Fund	137,015	4,111	6,434	6,234	140,926	2,903	2,497	—
Inflation-Adjusted Bond Fund	64,473	909	3,218	251	62,415	4,743	96	—
NT Diversified Bond Fund	311,924	13,411	23,336	(3,566)	298,433	26,575	(432)	1,403
NT High Income Fund	75,962	2,634	2,627	(596)	75,373	7,545	(10)	1,053
Short Duration Fund	6,611	2,308	—	(34)	8,885	851	—	37
Short Duration Inflation Protection Bond Fund	3,975	1,695	—	53	5,723	504	—	—
Non-U.S. Intrinsic Value Fund	41,499	997	915	987	42,568	4,043	28	—
NT Emerging Markets Fund	72,795	4,871	4,402	(258)	73,006	4,933	50	—
NT Global Real Estate Fund	34,639	957	1,824	565	34,337	2,517	665	—
NT International Growth Fund	97,066	4,258	4,339	507	97,492	6,166	2,663	—
NT International Small-Mid Cap Fund	35,182	209	1,770	612	34,233	2,092	1,095	—
NT International Value Fund	61,479	2,057	2,226	(492)	60,818	5,732	187	—
Emerging Markets Debt Fund	44,313	1,165	352	(547)	44,579	4,258	(4)	507
Global Bond Fund	125,662	2,522	4,326	(2,219)	121,639	11,607	(12)	582
International Bond Fund	3,070	1,394	—	(144)	4,320	318	—	—
	$1,790,741	$63,256	$80,208	$14,768	$1,788,557	125,493	$16,157	$5,569
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.